Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
INCOME TAX

NOTE 16 — INCOME TAX

The Company has calculated the provision for income taxes during the interim reporting period by applying an estimate of the Annual Effective Tax Rate (AETR) for the full fiscal year to “ordinary” income or loss (pretax income or loss excluding unusual or infrequently occurring discrete items) for the reporting period. Our effective tax rate (ETR) from continuing operations was 3.9% expense on loss for the three months ended March 31, 2025, and 2.7% percent expense on loss for the three months ended March 31, 2024. The ETR for the three months ended March 31, 2025 differs from statutory rates primarily due to the non-controlling interest portion of ESGEN Opco, LLC, which is a partnership for federal tax purposes and a change in valuation allowance. During the first quarter of 2025, the Company exchanged corporate stock for additional ownership interests in ESGEN Opco, LLC. This greatly increased the investment in partnership deferred tax asset. Additionally, the Company determined that the deferred tax assets are not more likely than not to be realized based on all available evidence as of the current quarter and recorded a valuation allowance on deferred tax assets. The ETR for the three months ended March 31, 2024 differs from statutory rates primarily due to the non-controlling interest portion of ESGEN Opco, LLC, which is a partnership for federal tax purposes.

The components of the deferred income tax assets and liabilities were as follows:

	December 31, 2024	December 31, 2023
Other Asset assets:
Deferred tax assets	$5,914,920	$661,904
Valuation allowance	(5,914,920)	—
Net deferred tax asset	$—	$661,904
Deferred tax liabilities	—	(423,413)
Net deferred tax assets and liabilities	$—	$238,491

NOTE 18 — INCOME TAXES

Prior to the close of the ESGEN Business Combination, the Company’s financial reporting predecessor, Sunergy Renewables, LLC, was treated as a pass-through entity for tax purposes and no provision was recorded. As of the date of the ESGEN Business Combination (March 2024), the operations of the Company ceased to be taxed as an partnership resulting in a change in tax status for federal and state income tax purposes. This change in tax status requires immediate recognition of any deferred tax assets or liabilities as of the transaction date as the Company will now be directly liable for income taxes. The recognition of these initial deferred balances, if any, would be recorded as an additional tax expense in the period of the transaction. In addition, the Company will accrue current and deferred tax expense based on ongoing activity from that date.

The components of the provision (benefit) for income taxes were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Current:
Federal	$—	—
State and local	8,900	—
Total current provision	8,900	—
Deferred:
Federal	$(814,350)	$—
State and local	(183,352)	—
Total deferred benefit	(997,702)
Total benefit	(988,802)	—

The effective tax rate differs from the statutory tax rates as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Tax at statutory federal rate	21.00%	—%
State income taxes, less federal income tax benefits	1.6%	—%
Investment in Sunergy Renewables, LLC	(0.5)%	—%
Noncontrolling interest in Sunergy Renewables, LLC	(12.1)%	—%
Income attributable to Sunergy Renewables prior to ESGEN Business Combination	(1.0)%	—%
Other	0.1%	—%
Provision for income taxes	9.1%	—%

Deferred income tax assets and liabilities result primarily from temporary differences in the recognition of various expenses for tax and financial statement purposes, and from the recognition of the tax benefits of net operating loss carryforwards.

The components of the deferred income tax assets and liabilities were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating losses and tax credit carry-forward	$190,907	$—
Accrued stock compensation	198,575	—
Accrued liabilities	268,766	—
Other	3,656	—
Gross deferred tax asset	$661,904	$—
Less valuation allowance	—	—
Net deferred tax asset	$661,904	$—
Deferred tax liabilities:
Goodwill	(423,413)	—
Total deferred tax liability	$(423,413)	$—
Net deferred tax asset	$238,491	$—

The net deferred tax asset as of December 31, 2024 is included in other assets in the accompanying consolidated balance sheet.

As of December 31, 2024, the Company had federal NOL of approximately $0.7 million, and state NOL carryforwards of approximately $0.9 million. As of December 31, 2024, the Company had NOL carryforwards of approximately $0 million. The federal NOL carryforwards generated in the tax years 2024 will never expire and the state NOL carryforwards have varying expiration dates based on the jurisdiction. Utilization of the NOL carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

ASC 740, Income Taxes, requires a valuation allowance to reduce the deferred tax assets reported if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all of the evidence, has determined it is more likely than not that the Company will be able to recognize the benefits of its net deferred tax assets. At December 31, 2023, the Company did not record a valuation allowance as there were not any deferred tax assets recorded as the Company is taxed as a partnership.

There was an increase in deferred tax assets of $238,491 which resulted in $997,702 thousand of deferred tax benefit and an offsetting $759,211 recorded in additional paid-in-capital. The total net deferred tax asset of $238,491 includes $423,413 deferred tax liability as a result of the Business Combination. The excess of the Company’s book carrying value in its investment in OpCo over its tax basis in this investment resulted in a deferred tax liability, with an offsetting effect recorded to deferred income tax expense of $335,798 and additional paid-in-capital of $759,211.

The Company recognizes interest accrued to unrecognized tax benefits and penalties as income tax expense. There were no penalties or interest accrued as of, nor recognized during the years ended December 31, 2024 and 2023.

As of December 31, 2024 and 2023, the Company has not recorded an amount of gross unrecognized tax benefits for uncertain tax positions for the current or prior year planned tax filing positions. No unrecognized tax benefits are applicable for prior periods.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction.

The Company has no open tax audits with any taxing authority as of December 31, 2024.

The Company actively monitors domestic and global tax law changes to account for the effects in the period the legislation is enacted, as applicable.

Heliogen, Inc. [Member]
Income Tax [Line Items]
INCOME TAX

Note 11 — Income Taxes

We calculate our quarterly tax provision pursuant to the guidelines in Accounting Standards Codification (“ASC”) 740, Income Taxes. ASC 740 requires companies to estimate the annual effective tax rate for current year ordinary income. The estimated annual effective tax rate represents the Company’s estimate of the tax provision in relation to the best estimate of pre-tax ordinary income or loss. The estimated annual effective tax rate is then applied to year-to-date ordinary income or loss to calculate the year-to-date interim tax provision. The relationship between our income tax provision or benefit and our pre-tax book income or loss can vary significantly from period to period considering, among other factors, the overall level of pre-tax book income or loss and changes in the blend of jurisdictional income or loss that is taxed at different rates and changes in valuation allowances. The income tax provision was $2 thousand and $2 thousand for the three months ended March 31, 2025 and 2024, respectively. Any income tax benefit associated with the pre-tax loss for the three months ended March 31, 2025 and 2024, resulting primarily from the U.S. jurisdiction, is offset by a full valuation allowance.

The Company is under audit by the Internal Revenue Services for the year ended December 31, 2022. We believe that we have made adequate provision for all income tax uncertainties.

Note 14 — Income Taxes

Provision for income taxes consisted of the following:

	Year Ended December 31,
$ in thousands	2024	2023
Current:
State	$6	$1
Deferred:
Foreign	—	—
Provision for income taxes	$6	$1

The domestic and foreign components of pre-tax income were as follows:

	Year Ended December 31,
$ in thousands	2024	2023
Domestic	$33,416	$(129,092)
Foreign	(863)	(505)
Net income (loss) before taxes	$32,553	$(129,597)

The effective tax rate of the Company differed from the federal statutory rate as follows:

	Year Ended December 31,
$ in thousands	2024		2023
U.S. federal statutory income tax rate	$6,836	21.0%	$(27,215)	21.0%
State taxes, net of federal benefit	3,061	9.4%	(9,566)	7.4%
Warrant liabilities remeasurement	(14)	—%	(114)	0.1%
Share-based compensation	1,483	4.6%	(1,303)	1.0%
Goodwill impairment	—	—%	212	(0.2)%
Valuation allowance	(11,776)	(36.2)%	37,751	(29.1)%
Other	416	1.2%	236	(0.2)%
Provision for income taxes	$6	—%	$1	—%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is established when necessary to reduce deferred tax assets to the amounts more likely than not to be realized. The increase in the valuation allowance during the year ended December 31, 2024 was due to net increases in our net deferred tax assets. No portion of our valuation allowance was released into our income tax benefit during the year ended December 31, 2024.

The components of the deferred tax assets and liabilities were as follows:

	December 31,
$ in thousands	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$75,618	$66,701
Share-based compensation	926	3,139
Operating lease liabilities	1,422	4,399
Capitalized research and development costs	8,974	7,985
Provision for contract losses	—	22,452
Other	4,357	4,571
Gross deferred tax assets	91,297	109,247
Less: Valuation allowance	(84,569)	(96,346)
Net deferred tax assets	6,728	12,901
Deferred tax liabilities:
Depreciation and amortization	—	(1,340)
Operating lease right-of-use assets	(1,250)	(4,158)
Other	(5,478)	(7,403)
Total deferred tax liabilities	(6,728)	(12,901)
Net deferred income taxes	$—	$—

In assessing the realizability of deferred tax assets, we consider whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Based upon the analysis of federal and state deferred tax balances, future tax projections and availability of taxable income in the carryback period, the Company recorded a valuation allowance against the federal and state deferred tax assets of $84.6 million and $96.3 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024, the Company has federal net operating loss (“NOL”) carryforwards of $244.4 million, of which $10.1 million were generated prior to 2018 and will begin to expire in 2033, unless previously utilized, but may be used to offset up to 100% of future taxable income before expiration. Under current law, our federal NOLs generated in tax years beginning after December 31, 2017, may be carried forward indefinitely, but the deductibility of such federal NOLs is limited to 80% of taxable income. It is uncertain if and to what extent various states will conform to federal tax law. As of December 31, 2024, the Company has state NOL carryforwards of $265.7 million which will begin to expire in 2033. As of December 31, 2024, the Company has foreign NOL carryforwards of $3.0 million, which may be carried forward indefinitely.

The 2021 through 2024 tax years remain open to examination by the Internal Revenue Service and the 2020 through 2024 tax years remain open to examination by the state tax authorities. In addition, the utilization of net loss carryforwards is subject to federal and state review for the periods in which those net losses were incurred.

Utilization of the net operating loss and research tax credit carryforwards are subject to an annual limitation based on changes in ownership, as defined by Sections 382 and 383 of the Internal Revenue Code of 1986, as amended.

The Company is under audit by the Internal Revenue Services for the year ended December 31, 2022. We believe that we have made adequate provision for all income tax uncertainties.